Share based payments - Equity incentive plan - Non-vested share awards (Table) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Number of Shares
Non-vested, December 31, 2011	184,447
Granted	9,800
Cancelled	(184)
Vested	(135,728)
Non-vested, December 31, 2012	58,335
Weighted Average Fair Value
Non-vested, December 31, 2011	$ 30.90
Granted	$ 6.31
Cancelled	$ 38.67
Vested	$ 33.37
Non-vested, December 31, 2012	$ 10.08